Fair Value Measurements (Financial Assets Measured at Fair Value on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	$ 585,923	$ 675,109
U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	29,926	33,761
Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	62,500	57,210
Fair value measurements, recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	585,923	675,109
Fair value measurements, recurring [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	29,926	33,761
Fair value measurements, recurring [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	62,500	57,210
Fair value measurements, recurring [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	26,433	27,271
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	585,923	675,109
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	29,926	33,761
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	62,500	57,210
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	26,433	27,271
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Agency Securities [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	467,064	556,867
Fair value measurements, recurring [Member] | Agency Securities [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Agency Securities [Member] | Significant Other Observable Inputs, Level 2 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	467,064	556,867
Fair value measurements, recurring [Member] | Agency Securities [Member] | Significant Unobservable Inputs, Level 3 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	$ 0	$ 0